Prospectus Supplement	November 30, 2016

Putnam VT Research Fund
Prospectus dated April 30, 2016

The sub-section Portfolio managers in the section Your fund’s management is replaced in its entirety with the following:

Portfolio managers

Aaron Cooper, Chief Investment Officer - Equities, portfolio manager of the fund since 2011

Samuel Cox, Co-Director of Equity Research, portfolio manager of the fund since 2016

Kathryn Lakin, Co-Director of Equity Research, portfolio manager of the fund since 2014

Jacquelyne Cavanaugh, Analyst, portfolio manager of the fund since 2014

Neil Desai, Analyst, portfolio manager of the fund since 2012

Walter Scully, Analyst and Assistant Portfolio Manager, portfolio manager of the fund since 2010

The following replaces similar disclosure under the sub-section The fund’s investment manager –Portfolio managers in the section Who oversees and manages the fund? :

Portfolio	Joined	Employer	Positions over past five years
managers	fund

Aaron Cooper	2011	Putnam Management	Chief Investment Officer - Equities
		2011 – Present	Previously, Director, Global Equity
Research

		Fidelity Investments	Managing Director of Research
2007 – 2011

Samuel Cox	2016	Putnam Management	Co-Director of Equity Research
		2014 – Present	Previously, Analyst

		Fidelity Institutional	Equity Analyst
Management (f/k/a Pyramis
Global Advisors)
2010-2014

Kathryn Lakin	2014	Putnam Management	Co-Director of Equity Research
		2012 – Present	Previously, Assistant Director, Global
Equity Research

		Fidelity Investments	Analyst
2008 – 2012

Jacquelyne Cavanaugh	2014	Putnam Management	Analyst
		2012 – Present

		Janus Capital Group	Senior Equity Analyst
		2005 - 2011

Neil Desai	2012	Putnam Management	Analyst
		2012 – Present

		Crosslink Capital	Partner
		2009 - 2012

Walter Scully	2010	Putnam Management	Analyst and Assistant Portfolio Manager
		1996 – Present

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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